Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurement of Financial Assets and Liabilities

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,078,962	$-	$-
Liabilities:
Derivative warrant liabilities - Public Warrants	$2,760,000	$-	$-
Derivative warrant liabilities - Private Placement Warrants	$-	$-	$1,344,000

Schedule of Fair Value Input Measurements

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of January 22, 2021	September 30, 2021
Option term (in years)	6.50	5.81
Volatility	11.80%	8.70%
Risk-free interest rate	0.69%	1.11%
Expected dividends	0.00%	0.00%
Stock price	$9.46	$9.87

Schedule of Changes in Derivative Warrant Liabilities

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three and nine months ended September 30, 2021, is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$-
Issuance of Public and Private Warrants	4,589,000
Transfer of Public Warrants to a Level 1 measurement	(3,105,000)
Change in fair value of derivative warrant liabilities	(84,000)
Derivative warrant liabilities at March 31, 2021	$1,400,000
Change in fair value of derivative warrant liabilities	448,000
Derivative warrant liabilities at June 30, 2021	$1,848,000
Change in fair value of derivative warrant liabilities	(504,000)
Derivative warrant liabilities at September 30, 2021	$1,344,000